Schedule II: Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 11,726	$ 11,974	$ 11,025
Additions Charged to Expenses/Net Sales/(Releases) to Tax Expense		2,284	1,645	2,195
(Additions) Deductions	[1]	3,973	1,893	1,246
Balance at End of Period		10,037	11,726	11,974
Sales Returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		47,401	36,457	34,021
Additions Charged to Expenses/Net Sales/(Releases) to Tax Expense		245,665	211,741	195,718
(Additions) Deductions	[1]	239,382	200,797	193,282
Balance at End of Period		53,684	47,401	36,457
Sales Discounts and Incentives [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		135,139	105,477	86,274
Additions Charged to Expenses/Net Sales/(Releases) to Tax Expense		357,929	342,169	325,843
(Additions) Deductions	[1]	372,364	312,507	306,640
Balance at End of Period		120,704	135,139	105,477
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		38,692	68,212	75,753
Additions Charged to Expenses/Net Sales/(Releases) to Tax Expense		(16,242)	(19,301)	(2,514)
(Additions) Deductions	[1]	480	10,219	5,027
Balance at End of Period		$ 21,970	$ 38,692	$ 68,212

[1]	The charges to the accounts are for the purposes for which the allowances were created.